Share-based payments (Details 1) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($) Years $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at date awarded | $	$ 1,107
Parameters taken into account in the fair value calculation:
Contractual term | Years	4
Expected rate of dividend	0.00%
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Parameters taken into account in the fair value calculation:
Share price (USD at date awarded)	$ 0.43
Exercise price (USD unlinked)	$ 0.4
Expected volatility (weighted average)	94.87%
Risk-free interest rate	2.03%
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Parameters taken into account in the fair value calculation:
Share price (USD at date awarded)	$ 0.51
Exercise price (USD unlinked)	$ 0.52
Expected volatility (weighted average)	100.74%
Risk-free interest rate	3.24%